Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.56%
Pennsylvania–86.89%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$ 1,752,051

Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	14,925,765

Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	5,192,038

Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,080	1,026,143

Allegheny (County of), PA Airport Authority; Series 2021 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2056	5,555	4,865,483

Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	532,897

Series 2022, Ref. RB	5.25%	09/01/2035	540	534,206

Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	120	125,067

Series 2017, RB	5.00%	10/15/2037	615	609,163

Series 2017, RB	5.00%	10/15/2047	1,500	1,378,070

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	15,791,001

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (3 mo. USD LIBOR + 0.82%)(c)	4.60%	02/01/2037	495	467,284

Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,022,102

Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,600	1,601,124

Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,085	1,085,566

Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	2,120	2,152,657

Series 2022, RB	5.75%	06/01/2052	3,250	3,663,906

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	2,001,021

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.00%	05/01/2042	615	604,083

Series 2018, RB(d)	5.38%	05/01/2042	4,000	4,009,890

Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,297,522

Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,301,800

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,104,459

Series 2017 A, Ref. RB	5.00%	05/15/2042	500	467,388

Series 2017 A, Ref. RB	5.00%	05/15/2047	600	542,434

Series 2017 C, RB	5.00%	05/15/2047	475	429,427

Series 2017, RB	5.00%	05/15/2042	600	560,866

Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	4,500,198

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	531,750

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,073,144

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	266,796

Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,551,587

Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,028,803

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	135	112,145

Series 2019, Ref. RB	4.00%	12/01/2039	305	208,926

Series 2019, Ref. RB	5.00%	12/01/2051	8,000	5,526,338

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	718,258

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	623,594

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds); Series 2019, RB	5.00%	12/01/2044	1,440	1,536,985

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	$2,215	$ 2,051,147

Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	9,840	9,390,794

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	975,783

Series 2013, RB	5.00%	08/01/2045	750	694,748

Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,885	2,885,158

Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,322,932

Series 2014 A, RB	5.00%	07/01/2045	1,000	1,001,288

Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,230,944

Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,446,421

Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,520,464

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2034	300	194,137

Series 2020 A, GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2038	2,700	1,363,235

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2033	500	339,139

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2034	980	634,182

Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(e)	0.00%	10/01/2033	640	434,098

Commonwealth Financing Authority;
Series 2018, RB(f)(g)	5.00%	06/01/2034	2,500	2,660,376

Series 2018, RB(f)(g)	5.00%	06/01/2035	500	530,029

Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	630	621,836

Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,534,998

Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,071,121

Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,011,044

Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,633,540

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	524,648

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,215,367

Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	335	329,638

Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,206,676

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,436,780

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,321,194

Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	217,711

Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(d)	5.13%	06/01/2046	2,080	1,880,649

Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,515,916

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,175,952

Doylestown Hospital Authority; Series 2019, RB	4.00%	07/01/2045	225	165,247

DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	650,702

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2014, RB(h)(i)	5.00%	07/01/2024	250	252,257

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	642,948

Series 2016, Ref. RB	5.00%	12/01/2039	370	372,461

Erie (City & County of), PA Water Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,347,146

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	185,719

Series 2021, RB	4.00%	05/01/2041	730	626,601

Series 2021, RB	5.00%	05/01/2047	330	312,044

Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,839,593

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	$475	$ 385,853

Series 2018, Ref. RB	5.00%	12/01/2053	3,700	2,784,482

Series 2019, RB	5.00%	12/01/2039	755	642,071

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	16,783,920

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,586,281

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,226,221

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	5,005	4,952,145

Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,039,662

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	547,843

Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	210	211,529

Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,031,673

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,589,731

Lancaster School District; Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	927,473

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	379,985

Series 2021, Ref. RB	4.00%	03/01/2051	485	363,934

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,025,421

Series 2019, Ref. RB	4.00%	07/01/2049	8,500	7,721,493

Lehigh (County of), PA General Purpose Authority; Series 2023, RB	7.00%	06/01/2053	2,325	2,386,513

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,059	4,215,872

Series 2014 B, RB(j)	7.50%	02/01/2044	3,735	1,980,816

Series 2014 C, RB(k)	0.00%	02/01/2044	3,238	19,189

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,091,931

Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,479,161

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	863,044

Series 2022 A, RB	4.50%	01/01/2045	800	677,847

Montgomery (County of), PA; Series 2023, RB(d)	6.50%	09/01/2043	3,120	3,139,042

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	390	391,016

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	710,224

Series 2017, Ref. RB	5.00%	12/01/2047	1,000	886,425

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	6,500	5,764,329

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,109,794

Series 2020 C, RB	4.00%	11/15/2043	350	292,482

Series 2020 C, RB	5.00%	11/15/2045	675	648,893

Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,195,618

Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	2,891,877

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,004,659

Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	4,500	4,623,561

Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,273,903

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	337,660

Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,179,817

Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,317,943

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(l)(m)(n)	5.00%	12/31/2023	$14,827	$ 2,668,790

Series 2013, RB(l)(m)	5.00%	12/31/2023	7,606	1,369,129

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	444,473

Series 2019, Ref. RB	5.00%	11/01/2044	950	802,633

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	856,076

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	932,602

Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,109,931

Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,722,693

Second series 2013, GO Bonds	5.00%	10/15/2031	2,870	2,872,632

Series 2018 A, Ref. COP	4.00%	07/01/2046	540	499,025

Series 2022, GO Bonds	5.00%	10/01/2042	2,000	2,216,601

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	4,000	4,124,155

Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2017 A, Ref. RB	4.00%	11/15/2035	5,000	5,034,310

Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,912,259

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System);
Series 2013 C, RB (INS - AGM)(a)(e)	0.00%	01/01/2044	775	294,649

Series 2013, RB	6.00%	07/01/2053	920	920,328

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(d)	3.25%	08/01/2039	1,250	883,799

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,577

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,443,021

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	2,600	2,685,636

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,673,871

Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,777,125

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	593,179

Series 2021, Ref. RB	4.00%	07/01/2046	2,000	1,621,408

Series 2023, RB	5.25%	07/01/2049	1,300	1,262,549

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,348,662

Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,350,997

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	946,111

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,074,701

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(g)	5.00%	08/15/2046	2,200	2,270,643

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,102,204

Series 2019, RB	4.00%	08/15/2044	10,000	9,652,282

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,002,020

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,938,894

Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	992	1,050,848

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	957,011

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	$3,750	$ 3,907,786

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,942,599

Series 2016, Ref. RB(h)(i)	5.00%	12/01/2026	5	5,323

Series 2016, Ref. RB	5.00%	06/01/2036	4,795	4,933,544

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,153,208

Series 2009 E, RB	6.38%	12/01/2038	11,435	12,563,131

Series 2015 B, RB	5.00%	12/01/2030	500	514,723

Series 2015 B, RB	5.00%	12/01/2031	1,000	1,028,189

Series 2017 A, RB	5.50%	12/01/2042	5,000	5,179,244

Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,117,250

Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,669,431

Series 2018 A-2, RB	5.00%	12/01/2043	535	560,835

Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,168,054

Series 2019 A, RB	5.00%	12/01/2044	1,000	1,044,361

Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,690,076

Series 2019 A, RB	5.00%	12/01/2049	9,660	10,068,924

Series 2021 A, RB	4.00%	12/01/2050	3,000	2,816,922

Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	8,225,440

Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,262,969

Series 2023, Ref. RB (SIFMA Municipal Swap Index + 0.85%)(c)(i)	4.15%	07/15/2026	2,000	1,994,900

Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	5.00%	06/01/2030	400	425,494

Series 2021 A, RB(b)	2.63%	06/01/2042	1,800	1,538,582

Series 2023 B, RB(b)	5.00%	06/01/2050	800	776,233

Pennsylvania Higher Education Assistance Agency (Senior Bonds); Series 2023 A, RB(b)	4.00%	06/01/2044	4,740	4,583,628

Pennsylvania State University (The);
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,483,610

Series 2017 A, RB	5.00%	09/01/2047	2,500	2,583,031

Series 2019 A, RB	5.00%	09/01/2044	1,330	1,414,151

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,676,570

Series 2017 A, RB	5.00%	10/01/2052	1,895	1,930,945

Series 2017 A, RB(f)(g)	5.25%	10/01/2052	2,070	2,148,654

Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,712,043

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	740,987

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	19,948,336

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,039,334

Series 2018 A, RB	5.00%	10/01/2053	7,000	7,243,052

Series 2019 B, GO Bonds	5.00%	02/01/2037	145	156,183

Series 2019 B, RB	5.00%	11/01/2049	4,635	4,836,527

Series 2019 B, RB	5.00%	11/01/2054	11,030	11,482,213

Series 2020 A, RB	5.00%	11/01/2050	1,250	1,312,683

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,291,308

Series 2021 A, GO Bonds	4.00%	05/01/2042	2,500	2,409,862

Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2039	1,000	973,237

Sixteenth Series 2020 A, RB (INS - AGM)(a)	4.00%	08/01/2045	1,735	1,695,291

Sixteenth Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	5,000	5,282,537

Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(d)	5.00%	03/15/2045	510	422,427

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(g)(h)(i)	5.00%	07/01/2024	1,500	1,515,254

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	863,780

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	820	832,295

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	300	283,712

Series 2019, RB	5.00%	06/15/2050	350	305,067

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	$1,560	$ 1,513,645

Series 2010 A, IDR	5.63%	06/15/2042	4,000	3,586,383

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	574,092

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,502,671

Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,294	2,336,541

Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,502,217

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,682,161

Series 2022, RB	5.25%	11/01/2052	2,000	2,077,075

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	535,534

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,679,130

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,600	1,371,363

Series 2017, RB	5.00%	12/01/2058	10,000	9,588,672

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	813,333

Series 2017, Ref. RB	5.00%	07/01/2049	500	388,291

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,024,606

Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2039	1,300	1,337,715

Series 2017, RB	5.00%	05/01/2042	2,415	2,483,339

Series 2017, RB	5.00%	05/01/2047	3,335	3,411,295

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,040

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	546,647

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	5,000	5,213,369

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	10,437,414

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,035,238

Series 2019 A, GO Bonds	4.00%	09/01/2037	7,050	7,068,484

Series 2019 A, GO Bonds	5.00%	09/01/2044	2,500	2,597,612

Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	1,866,424

Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	497,390

Series 2021, GO Bonds	4.00%	09/01/2041	600	600,134

Series 2022, GO Bonds	5.00%	09/01/2042	1,250	1,334,240

Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,390	2,391,868

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,268,306

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	973,818

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	4,350	4,134,007

Series 2023 A, RB (INS - AGM)(a)	4.25%	09/01/2053	800	787,312

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,053,518

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,552,275

Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,546,285

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	871,138

Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	794,003

Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,026,231

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	$750	$ 767,645

Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	4,000	4,339,420

Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,358,648

Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,401,355

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	498,970

West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,912,192

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,274,389

Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,030,879

Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,723,442

Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,222,871

				645,533,319

Puerto Rico–13.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	14,655	14,692,035

Series 2005 A, RB(e)	0.00%	05/15/2050	53,320	9,819,667

Series 2008 A, RB(e)	0.00%	05/15/2057	415,530	30,709,620

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	5,725	150,281

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2024	212	206,581

Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	2,000	1,220,107

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,471,232

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,497,202

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,491,655

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,474,880

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,214,287

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,069,947

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	897,124

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,361	1,178,984

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,180,128

Subseries 2022, RN	0.00%	11/01/2043	6,339	3,304,189

Subseries 2022, RN	0.00%	11/01/2051	181	73,072

Subseries 2022, RN	0.00%	11/01/2051	192	100,759

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	381	384,330

Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	2,000	2,024,017

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,001,998

Series 2007 TT, RB(k)	5.00%	07/01/2032	1,450	366,125

Series 2010 AAA, RB(k)	5.25%	07/01/2024	1,435	362,338

Series 2010 XX, RB(k)	5.25%	07/01/2040	2,445	617,362

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	414	409,548

Series 2022 B, RB(e)	0.00%	07/01/2032	269	174,390

Series 2022 C, RB(j)	5.00%	07/01/2053	3,710	2,402,128

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	3,912	1,154,403

Series 2018 A-1, RB(e)	0.00%	07/01/2051	7,242	1,575,571

Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,382,406

Series 2019 A-2, RB	4.54%	07/01/2053	91	83,164

Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,145,551

Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	1,035,549

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,116,881

Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,252,533

				99,240,044

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–1.04%
Tobacco Settlement Financing Corp.;
Series 2006, RB(e)	0.00%	05/15/2035	$4,150	$1,755,276

Series 2006, RB(e)	0.00%	05/15/2035	2,195	993,075

Series 2006, RB(e)	0.00%	05/15/2035	7,000	2,960,707

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2014 C, Ref. RB(d)	5.00%	10/01/2039	2,500	2,041,443

				7,750,501

Northern Mariana Islands–0.15%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	655	628,694

Series 1998 A, RB(b)	6.60%	03/15/2028	495	476,872

				1,105,566

Guam–0.12%
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	287,056

Guam Housing Corp.; Series 1998 A, RB (CEP – FHLMC)(b)	5.75%	09/01/2031	585	609,095

				896,151

TOTAL INVESTMENTS IN SECURITIES(o)–101.56% (Cost $805,900,853)				754,525,581

FLOATING RATE NOTE OBLIGATIONS–(0.79)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(p)				(5,845,000)

BORROWINGS–(1.99)%				(14,800,000)

OTHER ASSETS LESS LIABILITIES–1.22%				9,032,156

NET ASSETS–100.00%				$742,912,737

Investment Abbreviations:

AGM – Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM – Build America Mutual Assurance Co.
CEP – Credit Enhancement Provider
COP – Certificates of Participation
FHLMC – Federal Home Loan Mortgage Corp.
GNMA – Government National Mortgage Association
GO – General Obligation
IDR – Industrial Development Revenue Bonds
INS – Insurer
LIBOR – London Interbank Offered Rate
NATL – National Public Finance Guarantee Corp.
RB – Revenue Bonds
Ref. – Refunding
RN – Revenue Notes
SIFMA – Securities Industry and Financial Markets Association
USD – U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $15,005,350, which represented 2.02% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $1,365,014, which represented less than 1% of the Fund’s Net Assets.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.30%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $9,124,955 are held by TOB Trusts and serve as collateral for the $5,845,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$750,487,662	$4,037,919	$754,525,581

Invesco Pennsylvania Municipal Fund